Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Austria (0.5%)
	Erste Group Bank AG	657,274	16,664
	Verbund AG	132,542	14,575
	OMV AG	284,894	12,133
[1]	BAWAG Group AG	172,361	7,958
	ANDRITZ AG	140,843	6,590
	Wienerberger AG	229,161	5,275
	voestalpine AG	230,002	5,179
	Raiffeisen Bank International AG	259,286	3,141
	Mayr Melnhof Karton AG	16,942	2,707
	CA Immobilien Anlagen AG	81,860	2,672
	AT&S Austria Technologie & Systemtechnik AG	50,492	2,523
	S IMMO AG	100,054	2,334
	Lenzing AG	25,867	2,087
[2]	Oesterreichische Post AG	64,602	1,862
	Vienna Insurance Group AG Wiener Versicherung Gruppe	75,664	1,737
	EVN AG	72,515	1,710
	Telekom Austria AG Class A	271,780	1,684
	UNIQA Insurance Group AG	224,878	1,541
	Strabag SE (Bearer)	30,640	1,268
	Schoeller-Bleckmann Oilfield Equipment AG	20,766	1,187
*	DO & CO AG	14,132	1,181
	IMMOFINANZ AG	67,175	1,026
*	Flughafen Wien AG	22,097	743
	Palfinger AG	21,524	533
	Agrana Beteiligungs AG	23,831	395
	Porr AG	29,928	372
			99,077
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,733,862	92,879
*	Argenx SE	107,776	39,371
	KBC Group NV	551,384	28,880
	UCB SA	242,378	18,939
	Groupe Bruxelles Lambert SA	199,933	17,697
	Ageas SA	372,603	16,262
	Umicore SA	411,257	14,897
	Solvay SA	140,047	12,301
	Elia Group SA	75,507	11,463
	Warehouses De Pauw CVA	285,329	9,700
	Aedifica SA	78,793	8,181
	D'ieteren Group	46,315	7,601
	Sofina SA	30,759	7,203
	Cofinimmo SA	63,618	7,159

		Shares	Market Value ($000)
	Ackermans & van Haaren NV	44,755	6,579
	Euronav NV	378,683	5,170
	Proximus SADP	276,162	3,827
	Barco NV	136,809	3,585
	Melexis NV	39,925	3,426
	VGP NV	16,115	2,830
	Etablissements Franz Colruyt NV	98,649	2,728
	Shurgard Self Storage SA	50,041	2,581
	KBC Ancora	72,620	2,544
	Bekaert SA	71,809	2,543
	Montea NV	25,077	2,536
	Gimv NV	38,339	2,070
	Xior Student Housing NV	43,130	1,887
	Fagron	114,982	1,754
*	Dredging Environmental & Marine Engineering NV	13,595	1,572
*	Tessenderlo Group SA	50,044	1,568
	Telenet Group Holding NV	91,356	1,461
	Retail Estates NV	20,379	1,439
	bpost SA	198,538	1,246
*	Kinepolis Group NV	24,351	1,199
*	AGFA-Gevaert NV	281,365	1,018
*	Ontex Group NV	154,323	1,009
	Econocom Group SA NV	233,269	794
	Befimmo SA	13,209	640
*	Orange Belgium SA	32,148	619
	Van de Velde NV	12,345	464
*,2	Mithra Pharmaceuticals SA	47,768	323
	Wereldhave Belgium Comm VA	5,568	298
*	Cie d'Entreprises CFE	13,647	133
			350,376
Denmark (4.2%)
	Novo Nordisk A/S Class B	3,136,155	365,280
	DSV A/S	381,960	64,361
	Vestas Wind Systems A/S	2,016,816	53,010
[1]	Orsted A/S	378,124	44,020
*	Genmab A/S	119,028	42,353
	Coloplast A/S Class B	266,792	31,225
	AP Moller - Maersk A/S Class B	10,660	29,105
	Novozymes A/S Class B	398,340	25,446
	Carlsberg A/S Class B	189,869	24,558
	AP Moller - Maersk A/S Class A	8,387	22,469
	Danske Bank A/S	1,319,290	18,449
	Tryg A/S	723,833	16,504
	Pandora A/S	182,703	13,573
	Chr Hansen Holding A/S	206,201	13,496
	GN Store Nord A/S	254,822	8,874
	Royal Unibrew A/S	96,238	8,208
*	Demant A/S	195,890	7,463
*	Bavarian Nordic A/S	144,063	7,144
*	ISS A/S	369,546	6,458
	Ringkjoebing Landbobank A/S	55,314	6,211
	SimCorp A/S	78,268	5,842
*	Jyske Bank A/S (Registered)	108,743	5,691
*	ALK-Abello A/S	266,752	5,326
*	NKT A/S	85,335	4,372
	Topdanmark A/S	84,452	4,117
	Ambu A/S Class B	340,203	3,868
*,1	Netcompany Group A/S	66,708	3,741

		Shares	Market Value ($000)
	Chemometec A/S	31,319	3,741
	Sydbank A/S	115,050	3,533
	ROCKWOOL International A/S Class B	12,552	3,110
	FLSmidth & Co. A/S	111,552	3,064
	Alm Brand A/S	1,682,445	2,532
	H Lundbeck A/S	489,681	2,420
[1]	Scandinavian Tobacco Group A/S Class A	117,786	2,256
	D/S Norden A/S	48,244	2,105
	Dfds A/S	58,108	2,083
*	Drilling Co. of 1972 A/S	43,302	2,055
	Spar Nord Bank A/S	167,978	1,925
	Schouw & Co. A/S	25,115	1,870
*	Zealand Pharma A/S	86,441	1,559
*	NTG Nordic Transport Group A/S Class A	30,653	1,351
*	Nilfisk Holding A/S	56,420	1,334
*	H Lundbeck A/S Class A	110,566	527
			876,629
Finland (2.1%)
	Nokia OYJ	11,313,285	58,926
	Nordea Bank Abp	5,654,691	55,755
	Neste OYJ	834,844	42,929
	Sampo OYJ Class A	983,338	42,483
	Kone OYJ Class B	787,266	35,979
	UPM-Kymmene OYJ	1,069,646	33,897
	Nordea Bank Abp (XHEL)	1,934,363	19,063
	Stora Enso OYJ Class R	1,152,234	17,820
	Elisa OYJ	288,246	15,941
	Kesko OYJ Class B	539,346	13,340
	Metso Outotec OYJ	1,217,357	10,063
	Orion OYJ Class B	207,964	9,928
	Fortum OYJ	865,960	9,720
	Valmet OYJ	335,140	9,326
	Wartsila OYJ Abp	973,528	8,554
	Huhtamaki OYJ	185,724	7,239
	Kojamo OYJ	393,171	7,014
	Konecranes OYJ Class A	145,077	3,895
	TietoEVRY OYJ (XHEL)	136,547	3,714
	Cargotec OYJ Class B	98,448	3,482
	Nokian Renkaat OYJ	267,427	3,163
*	QT Group OYJ	38,431	3,108
	Metsa Board OYJ	338,649	3,019
	Outokumpu OYJ	663,061	2,919
	Kemira OYJ	182,397	2,316
	Revenio Group OYJ	44,670	2,301
	Sanoma OYJ	146,589	2,071
	Uponor OYJ	103,257	1,555
[1]	Terveystalo OYJ	144,216	1,355
	Tokmanni Group Corp.	97,554	1,283
	Citycon OYJ	154,683	1,101
	YIT OYJ	322,649	1,097
	TietoEVRY OYJ	38,768	1,053
*	F-Secure OYJ	221,088	686
	Raisio OYJ Class V	254,346	564
	Oriola OYJ Class B	270,792	550
*,2	Finnair OYJ	1,261,644	519
*	WithSecure OYJ	221,088	401

		Shares	Market Value ($000)
*,3	Ahlstrom-Munksjo OYJ Rights	19,422	354
			438,483
France (15.7%)
	LVMH Moet Hennessy Louis Vuitton SE	499,701	346,970
	TotalEnergies SE	4,794,192	244,875
	Sanofi	2,184,402	217,072
	Schneider Electric SE	1,066,004	147,433
	L'Oreal SA Loyalty Shares	355,795	134,511
	Airbus SE	1,118,394	120,587
	Air Liquide SA Loyalty Shares	756,108	103,952
	BNP Paribas SA	2,145,192	101,355
	Vinci SA	996,140	95,489
	EssilorLuxottica SA	597,232	93,635
	AXA SA	3,707,180	85,423
	Hermes International	62,071	85,158
	Kering SA	146,182	83,688
	Pernod Ricard SA	416,817	81,881
	Safran SA	698,487	76,775
	Danone SA	1,157,699	63,835
	Capgemini SE	321,034	61,233
	Dassault Systemes SE	1,339,053	57,434
	STMicroelectronics NV	1,269,408	48,039
	L'Oreal SA (XPAR)	124,033	46,892
	Legrand SA	536,960	43,960
	Cie de Saint-Gobain	936,232	43,656
	Cie Generale des Etablissements Michelin SCA	1,422,700	39,814
	Orange SA	3,845,798	39,298
	Teleperformance	116,646	39,007
	Societe Generale SA	1,495,393	33,506
	Air Liquide SA (XPAR)	239,308	32,901
	Veolia Environnement SA	1,250,146	31,267
	Engie SA Loyalty Shares	2,421,494	29,960
	Edenred	499,086	25,618
	Thales SA	201,404	25,047
	Publicis Groupe SA	454,490	24,186
	Credit Agricole SA	2,358,441	21,730
*,1	Worldline SA	489,422	21,602
	Carrefour SA	1,208,574	20,597
	Sartorius Stedim Biotech	48,051	19,222
	Eurofins Scientific SE	246,008	19,178
	Getlink SE	917,171	18,357
	Bureau Veritas SA	572,568	15,792
	Alstom SA	607,591	14,440
	Eiffage SA	147,864	13,875
	Vivendi SE	1,430,817	13,583
[1]	Euronext NV	163,108	13,290
	Bouygues SA	426,459	12,892
	Arkema SA	129,336	12,253
	EDF Loyalty Shares 2024	941,514	11,434
*	Renault SA	385,340	11,392
	Rexel SA	609,020	10,824
	Gecina SA	103,018	10,562
	Valeo	481,104	10,334
	Bollore SE	1,975,159	9,972
	Remy Cointreau SA	49,142	9,708
	Engie SA (XPAR)	784,479	9,706
*	Accor SA	364,541	9,459
	BioMerieux	85,189	9,221

		Shares	Market Value ($000)
	Sodexo SA ACT Loyalty Shares	109,891	8,929
	Klepierre SA	375,134	8,335
*	Ubisoft Entertainment SA	191,427	8,150
	Gaztransport Et Technigaz SA	57,596	7,944
*	Aeroports de Paris	56,481	7,804
	Alten SA	57,200	7,747
*	SOITEC	44,047	7,050
	Ipsen SA	68,781	6,958
	Dassault Aviation SA	46,994	6,721
	Elis SA (XPAR)	442,072	6,598
	Covivio	100,949	6,384
[1]	La Francaise des Jeux SAEM	174,189	6,222
[1]	Amundi SA	114,266	6,204
	SPIE SA	251,333	6,036
	SES SA Class A GDR	759,174	5,729
	Nexans SA	59,556	5,720
	SCOR SE	306,538	5,394
	L'Oreal SA	14,264	5,393
	Wendel SE	54,344	5,002
*,2	Faurecia SE (XPAR)	266,792	4,822
	Sopra Steria Group SACA	28,361	4,726
	Rubis SCA	189,621	4,635
	Air Liquide SA	29,404	4,043
	IPSOS	78,834	4,041
	Eurazeo SA	54,401	3,886
	Electricite de France SA (XPAR)	308,062	3,741
	SEB SA Loyalty Shares	44,083	3,711
	Sodexo SA (XPAR)	45,149	3,669
*,2	Air France-KLM	2,615,903	3,607
[1]	Verallia SA	137,766	3,526
	ICADE	65,605	3,285
	Technip Energies NV	269,746	3,186
	Virbac SA	8,471	3,129
	Eutelsat Communications SA	372,165	2,832
	Societe BIC SA	50,088	2,830
*	Vallourec SA	301,968	2,798
	Imerys SA	76,695	2,599
*	Orpea SA	100,755	2,509
[1]	Neoen SA (XPAR)	55,180	2,427
*	Atos SE	191,437	2,360
*	JCDecaux SA	142,597	2,300
	Albioma SA Loyalty Shares	42,934	2,190
	Eurazeo SE	30,424	2,173
	Coface SA	205,411	2,151
	Nexity SA	86,555	2,127
	Cie Plastic Omnium SA	111,810	2,091
	Rothschild & Co.	54,994	2,025
	Eramet SA	19,111	2,023
	Somfy SA	15,013	1,898
	Carmila SA	119,676	1,894
	Korian SA	127,717	1,890
[1]	ALD SA	156,120	1,849
*,2	Valneva SE	174,470	1,735
	Interparfums SA	33,746	1,693
	Metropole Television SA	126,142	1,662
*	Euroapi SA	95,081	1,604
	Sodexo SA	19,189	1,559
	Engie SA	126,028	1,559

		Shares	Market Value ($000)
	Trigano SA	15,463	1,513
	Lagardere SA	80,291	1,506
*	ID Logistics Group	4,578	1,482
	Television Francaise 1	204,055	1,406
	Quadient SA	67,902	1,322
	Fnac Darty SA	32,236	1,293
*	CGG SA	1,424,936	1,273
	Derichebourg SA	185,117	1,180
	Altarea SCA	7,796	1,156
*	Voltalia SA (Registered)	54,394	1,153
	SEB SA (XPAR)	13,559	1,142
	PEUGEOT Investment	10,951	1,111
	Mercialys SA	123,637	1,096
	Mersen SA	30,782	1,083
[1]	Maisons du Monde SA	95,290	1,018
	Vetoquinol SA	8,022	1,007
	Cie de L'Odet SE	838	1,004
*,2	Casino Guichard Perrachon SA	79,987	943
	Beneteau SA	78,530	903
*	SES-imagotag SA	9,276	901
*	Faurecia SE	48,026	872
	Eurazeo SE (XPAR)	12,115	865
	Vicat SA	32,864	857
*,1	X-Fab Silicon Foundries SE	114,995	768
*,2	OVH Groupe SAS	46,256	760
*,1	Elior Group SA	232,592	756
	Pharmagest Interactive	7,814	681
	Albioma SA (XPAR)	13,316	679
*	Solutions 30 SE	176,487	601
	Etablissements Maurel et Prom SA	111,485	589
	Vilmorin & Cie SA	12,768	528
*	GL Events	27,173	520
*,1	SMCP SA	92,980	506
	Lisi	21,296	502
	Manitou BF SA	26,135	497
	Jacquet Metals SACA	26,881	484
	Bonduelle SCA	30,228	407
	AKWEL	17,843	321
*	Believe SA	31,104	288
	Boiron SA	5,440	254
	Lisi (XPAR)	10,408	245
	Guerbet	11,712	242
	Seb SA	2,385	201
	Tarkett SA	14,019	188
*,1	Aramis Group SAS	36,824	151
	Lisi SA Prime De Fidelite	3,538	83
			3,295,322
Germany (11.7%)
	SAP SE	2,224,604	207,495
	Siemens AG (Registered)	1,514,244	168,905
	Allianz SE (Registered)	816,747	148,326
	Deutsche Telekom AG (Registered)	6,791,046	129,023
	Bayer AG (Registered)	1,972,576	115,061
	Mercedes-Benz Group AG	1,686,522	99,461
	BASF SE	1,836,327	81,836
	Deutsche Post AG (Registered)	1,940,417	77,500
	Infineon Technologies AG	2,612,935	71,658
	adidas AG	377,469	65,299

		Shares	Market Value ($000)
	Deutsche Boerse AG	368,730	64,367
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	281,288	63,770
	Bayerische Motoren Werke AG	644,250	52,644
	RWE AG	1,264,545	52,021
	Vonovia SE	1,559,556	51,964
	Volkswagen AG Preference Shares	367,091	51,903
	Merck KGaA	259,418	49,409
	E.ON SE	4,444,037	39,948
	Deutsche Bank AG (Registered)	4,063,300	35,542
	Symrise AG Class A	261,357	30,497
[1]	Siemens Healthineers AG	556,157	28,500
*	Daimler Truck Holding AG	843,282	23,043
*	QIAGEN NV	456,952	22,901
	Henkel AG & Co. KGaA Preference Shares	349,862	22,350
	Porsche Automobil Holding SE Preference Shares	307,293	22,242
	Sartorius AG Preference Shares	49,426	22,108
	Brenntag SE	310,643	21,821
	Fresenius SE & Co. KGaA	818,538	20,946
	MTU Aero Engines AG	107,116	20,707
	Beiersdorf AG	200,103	20,636
*,1	Delivery Hero SE	355,159	17,135
	Hannover Rueck SE	120,543	17,099
	Rheinmetall AG	86,967	15,948
	Continental AG	216,641	15,434
	Fresenius Medical Care AG & Co. KGaA	407,567	15,110
	Siemens Energy AG	879,613	14,617
	HeidelbergCement AG	282,252	14,377
*	Commerzbank AG	2,087,878	14,304
	Puma SE	200,031	13,507
	LEG Immobilien SE (XETR)	146,209	13,282
	Henkel AG & Co. KGaA	203,752	12,848
	Volkswagen AG	64,281	12,732
*,1	Zalando SE	443,276	12,480
	GEA Group AG	332,432	12,409
[1]	Covestro AG	361,371	12,187
	Carl Zeiss Meditec AG (Bearer)	73,495	10,726
[1]	Scout24 SE	158,949	9,087
*	HelloFresh SE	327,825	9,061
	Bayerische Motoren Werke AG Preference Shares	119,263	9,055
*	Evotec SE	314,660	8,175
	Evonik Industries AG	383,002	8,169
	K+S AG (Registered)	384,424	8,106
	Knorr-Bremse AG	132,475	7,892
	Bechtle AG	163,316	7,554
*,2	Deutsche Lufthansa AG (Registered)	1,195,036	7,356
	Aroundtown SA	2,277,398	7,304
	Nemetschek SE	108,347	7,253
	KION Group AG	156,209	7,125
	HUGO BOSS AG	113,966	6,735
	Rational AG	9,583	6,680
*	CTS Eventim AG & Co. KGaA	118,354	6,519
	LANXESS AG	173,992	6,399
*	thyssenkrupp AG	988,780	6,107
	United Internet AG (Registered)	214,909	5,661
	Freenet AG	238,912	5,626
	Vantage Towers AG	187,944	5,578
	AIXTRON SE	210,485	5,442

		Shares	Market Value ($000)
	Aurubis AG	70,220	5,070
	Telefonica Deutschland Holding AG	1,809,021	4,810
	Encavis AG	217,921	4,769
	Wacker Chemie AG	30,295	4,561
	FUCHS PETROLUB SE Preference Shares	139,287	4,173
	Sixt SE	33,429	4,081
	Talanx AG	106,011	3,870
[1]	Befesa SA	80,552	3,731
	Gerresheimer AG	62,044	3,727
*	Aareal Bank AG	113,451	3,690
	Siltronic AG	42,291	3,434
	TAG Immobilien AG	303,120	3,357
*,1	TeamViewer AG	317,645	3,307
*	Fraport AG Frankfurt Airport Services Worldwide	70,081	3,205
	Hella GmbH & Co. KGaA	45,158	3,167
	RTL Group SA	78,619	3,088
	Synlab AG	158,479	3,001
	ProSiebenSat.1 Media SE	334,553	2,861
	Hensoldt AG	105,743	2,711
	Stabilus SA	47,839	2,696
	Grand City Properties SA	192,559	2,626
	Software AG	96,724	2,613
	Krones AG	29,637	2,582
	Jungheinrich AG Preference Shares	94,474	2,572
	CANCOM SE	71,750	2,453
	VERBIO Vereinigte BioEnergie AG	39,213	2,434
	Deutsche Wohnen SE	97,768	2,417
	Jenoptik AG	99,447	2,409
*,2	Nordex SE	246,679	2,397
	Duerr AG	95,531	2,375
*	Vitesco Technologies Group AG Class A	42,041	2,287
[2]	Varta AG	27,654	2,251
[1]	Deutsche Pfandbriefbank AG	242,898	2,245
*	METRO AG	267,643	2,175
	Suedzucker AG	153,130	2,160
	Stroeer SE & Co. KGaA	48,768	2,133
	Pfeiffer Vacuum Technology AG	12,814	2,026
	Fielmann AG	49,848	2,015
	CompuGroup Medical SE & Co. KGaA	46,478	2,015
	HOCHTIEF AG	37,361	2,005
[1]	DWS Group GmbH & Co. KGaA	68,156	1,989
	Salzgitter AG	76,537	1,949
	Dermapharm Holding SE	33,287	1,875
*	Nagarro SE	15,911	1,866
	Sartorius AG	4,552	1,857
	Bilfinger SE	56,936	1,720
*	flatexDEGIRO AG	165,449	1,683
	FUCHS PETROLUB SE	65,711	1,679
*	Hypoport SE	7,860	1,634
*,1	Auto1 Group SE	187,754	1,619
	GFT Technologies SE	34,448	1,557
	1&1 AG	89,358	1,548
	Sixt SE Preference Shares	21,587	1,523
	Traton SE	97,397	1,516
*	MorphoSys AG	65,351	1,453
*	SUSE SA	79,808	1,433
	Kloeckner & Co. SE Preference Shares	144,221	1,413
[2]	S&T AG	94,296	1,405

		Shares	Market Value ($000)
	GRENKE AG	52,254	1,372
	Adesso SE	7,602	1,317
	Atoss Software AG	8,291	1,308
	STRATEC SE	14,011	1,292
	Hornbach Holding AG & Co. KGaA	16,393	1,287
	Eckert & Ziegler Strahlen- und Medizintechnik AG	28,440	1,261
	DIC Asset AG	107,787	1,226
	KWS Saat SE & Co. KGaA	19,928	1,218
	Uniper SE	179,456	1,199
	Draegerwerk AG & Co. KGaA Preference Shares	22,265	1,168
	Norma Group SE	62,012	1,157
	BayWa AG	26,839	1,155
	PATRIZIA AG	89,043	1,149
	Indus Holding AG	43,865	1,052
[1]	Instone Real Estate Group SE	95,391	1,045
	Deutz AG	243,742	1,018
*	SMA Solar Technology AG	18,323	1,000
	Wacker Neuson SE	51,693	995
	Zeal Network SE	31,006	993
	Deutsche EuroShop AG (XETR)	45,290	992
	Basler AG	25,611	976
[2]	Schaeffler AG Preference Shares	161,597	952
	Washtec AG	22,424	941
	Deutsche Beteiligungs AG	31,453	908
	Takkt AG	63,846	871
	Secunet Security Networks AG	2,891	836
	New Work SE	6,101	817
*	SGL Carbon SE	105,553	799
	Hamburger Hafen und Logistik AG	55,042	767
	CECONOMY AG	353,825	714
	Vossloh AG	19,328	690
*,1,2	ADLER Group SA	189,547	672
*,2	About You Holding SE	71,362	644
	Wuestenrot & Wuerttembergische AG	36,518	627
	CropEnergies AG	41,817	616
	ElringKlinger AG	62,013	496
*	Koenig & Bauer AG	29,389	446
	Bertrandt AG	10,770	402
*	Global Fashion Group SA	225,331	334
*	Aareal Bank AG (XETR)	10,235	305
			2,443,197
Ireland (0.3%)
	Kerry Group plc Class A	309,280	32,645
	Kingspan Group plc	303,184	19,624
	Bank of Ireland Group plc	1,830,649	10,485
	Glanbia plc (XDUB)	364,581	4,296
	AIB Group plc	1,850,795	4,210
*	Dalata Hotel Group plc	432,754	1,595
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			72,855
Italy (3.7%)
	Enel SpA	15,585,224	78,569
	Eni SpA	4,950,083	59,503
	Intesa Sanpaolo SpA	33,299,451	59,133
	Ferrari NV	241,348	51,253
	UniCredit SpA	4,173,097	41,271
	Assicurazioni Generali SpA	2,612,704	39,059

		Shares	Market Value ($000)
	Stellantis NV	2,378,132	34,151
	CNH Industrial NV	2,045,701	26,354
	Stellantis NV (XNYS)	1,684,979	24,202
	Atlantia SpA	1,013,586	23,425
	Snam SpA (MTAA)	4,493,542	22,547
	Moncler SpA	432,508	21,681
	Terna - Rete Elettrica Nazionale	2,825,247	21,630
	Prysmian SpA	528,415	16,802
	FinecoBank Banca Fineco SpA	1,220,250	15,165
	EXOR NV	206,017	14,490
*,1	Nexi SpA	1,520,520	13,809
	Tenaris SA	937,575	13,120
	Mediobanca Banca di Credito Finanziario SpA	1,337,915	11,475
	Davide Campari-Milano NV	1,000,552	11,108
	Recordati Industria Chimica e Farmaceutica SpA	196,219	8,702
	Amplifon SpA	258,244	8,540
[1]	Poste Italiane SpA	918,845	7,719
	Leonardo SpA	798,497	7,479
[1]	Infrastrutture Wireless Italiane SpA	704,369	7,402
	Banco BPM SpA	2,749,671	7,122
	Interpump Group SpA	159,551	6,819
	DiaSorin SpA	45,062	6,266
*	Telecom Italia SpA	27,378,774	6,074
	Reply SpA	45,586	6,001
	Italgas SpA	983,138	5,624
	Hera SpA	1,583,927	4,551
[1]	Pirelli & C SpA	987,102	4,274
	ERG SpA	130,021	4,241
	Unipol Gruppo SpA	967,875	4,060
	A2A SpA	3,038,603	3,916
	Brunello Cucinelli SpA	65,574	3,811
	Azimut Holding SpA	215,423	3,768
	Banca Generali SpA	110,156	3,205
	Banca Mediolanum SpA	481,073	3,186
	Buzzi Unicem SpA	171,600	3,137
	Brembo SpA	293,460	3,100
	BPER Banca	2,096,658	2,910
	Banca Popolare di Sondrio SpA	803,904	2,668
[1]	BFF Bank SpA	374,432	2,631
	De' Longhi SpA	136,871	2,603
*	Autogrill SpA	385,424	2,515
	Iren SpA	1,319,427	2,486
*	Iveco Group NV	401,910	2,461
	Salvatore Ferragamo SpA	136,988	2,430
*,1	Enav SpA	506,015	2,212
	Sesa SpA	14,064	1,996
[1]	Carel Industries SpA	86,670	1,975
[1]	Technogym SpA	271,312	1,911
	UnipolSai Assicurazioni SpA	831,263	1,882
*,2	Saipem SpA	2,200,546	1,831
	Tamburi Investment Partners SpA	210,357	1,748
[1]	Anima Holding SpA	464,472	1,631
	El.En. SpA	100,514	1,509
[1]	GVS SpA	138,570	1,346
*	Saras SpA	1,055,829	1,339
	SOL SpA	69,820	1,295
	ACEA SpA	84,528	1,221
*	Telecom Italia SpA Savings Shares	5,835,476	1,221

		Shares	Market Value ($000)
*	Intercos SpA	80,403	1,091
	Sanlorenzo SpA	29,097	1,013
	MARR SpA	71,907	995
	Gruppo MutuiOnline SpA	36,884	988
[1]	RAI Way SpA	196,915	980
[2]	Webuild SpA (MTAA)	630,180	973
	Danieli & C Officine Meccaniche SpA Savings Shares	68,305	969
	Tinexta SpA	37,733	940
	Credito Emiliano SpA	160,534	909
[2]	Maire Tecnimont SpA	323,657	899
	Piaggio & C SpA	339,657	895
	Zignago Vetro SpA	63,629	807
	Italmobiliare SpA	26,693	744
[1]	doValue SpA	119,489	730
*	CIR SpA-Compagnie Industriali	1,524,625	646
*	Tod's SpA	17,841	634
	Cementir Holding NV	97,369	633
	Banca IFIS SpA	46,834	630
[2]	Danieli & C Officine Meccaniche SpA	29,412	605
*	MFE-MediaForEurope NV Class A	1,333,685	600
	Societa Cattolica Di Assicurazione SpA	83,511	575
*,2	Fincantieri SpA	1,014,173	533
	Immobiliare Grande Distribuzione SIIQ SpA	138,980	517
	Arnoldo Mondadori Editore SpA	284,595	494
	Biesse SpA	29,449	420
*	MFE-MediaForEurope NV Class B	606,315	390
*	Juventus Football Club SpA	1,043,925	385
	Datalogic SpA	41,386	323
*,2	Banca Monte dei Paschi di Siena SpA	561,822	238
	Rizzoli Corriere Della Sera Mediagroup SpA	308,248	228
[2]	Webuild SpA	61,413	23
			782,372
Netherlands (6.5%)
	ASML Holding NV	767,570	441,167
	Prosus NV	1,751,839	114,281
*,1	Adyen NV	58,985	106,101
	ING Groep NV	7,587,439	73,703
	Wolters Kluwer NV	518,634	56,325
	Koninklijke Ahold Delhaize NV	2,031,835	55,954
	Koninklijke DSM NV	348,609	55,829
	Heineken NV	477,532	47,078
	Koninklijke Philips NV	1,745,490	36,125
	Universal Music Group NV	1,498,206	33,914
	ASM International NV	95,871	29,449
	NN Group NV	597,378	28,030
	ArcelorMittal SA	1,095,750	27,036
	Akzo Nobel NV	354,831	23,880
	Koninklijke KPN NV	6,413,106	21,157
	IMCD NV	114,497	18,337
	Heineken Holding NV	211,998	16,752
	Aegon NV	3,556,589	15,621
*	Unibail-Rodamco-Westfield	205,540	11,672
	ASR Nederland NV	268,880	11,238
	Randstad NV	220,448	11,142
[1]	ABN AMRO Bank NV GDR	829,633	8,460
	Aalberts NV	192,541	8,251
[1]	Signify NV	250,838	8,147
	BE Semiconductor Industries NV	151,348	8,125

		Shares	Market Value ($000)
*,1	Just Eat Takeaway.com NV	366,450	6,717
	OCI NV	193,056	6,702
	Arcadis NV	143,974	5,324
	Boskalis Westminster	159,876	5,246
*	Galapagos NV	96,460	4,894
	JDE Peet's NV	167,920	4,870
	SBM Offshore NV	307,881	4,297
*,1	Basic-Fit NV	102,855	4,172
	Corbion NV	116,423	4,057
*,1	Intertrust NV	177,335	3,502
	TKH Group NV GDR	81,044	3,327
	Koninklijke Vopak NV	131,030	3,041
	APERAM SA	92,736	3,024
*	InPost SA	416,491	2,750
*,1	Alfen Beheer BV	22,101	2,580
*	Fugro NV	208,145	2,477
	Eurocommercial Properties NV	101,165	2,291
[2]	PostNL NV	753,998	1,983
	AMG Advanced Metallurgical Group NV	62,797	1,763
[1]	CTP NV	132,167	1,700
*,1,2	Shop Apotheke Europe NV	14,954	1,452
*	Sligro Food Group NV	66,634	1,320
*	TomTom NV	142,827	1,291
*	Koninklijke BAM Groep NV	509,059	1,241
	Wereldhave NV	78,078	1,183
	NSI NV	35,604	1,155
[1]	Flow Traders	51,487	1,119
	Majorel Group Luxembourg SA	41,035	962
	Vastned Retail NV	33,797	819
*	Ebusco Holding NV	20,958	504
	Brunel International NV	44,248	501
[1]	B&S Group Sarl	53,379	279
	ForFarmers NV	64,434	199
			1,354,516
Norway (1.7%)
	Equinor ASA	1,926,369	74,173
	DNB Bank ASA	2,053,696	40,511
	Mowi ASA	886,493	20,456
	Norsk Hydro ASA	2,684,583	18,189
	Telenor ASA	1,269,756	15,420
	Yara International ASA	326,262	13,904
	Orkla ASA	1,520,422	13,125
	Aker BP ASA	367,326	12,690
	TOMRA Systems ASA	469,415	10,989
	Aker BP ASA (XOSL)	251,629	8,743
	Storebrand ASA	946,764	7,963
	Salmar ASA	107,831	7,724
	Gjensidige Forsikring ASA	343,997	7,195
	Bakkafrost P/F	102,141	7,121
*	Nordic Semiconductor ASA	313,065	5,502
	Kongsberg Gruppen ASA	148,989	5,490
*	NEL ASA	2,956,673	5,101
	Subsea 7 SA	464,254	4,184
	SpareBank 1 SR-Bank ASA	351,731	4,159
	Leroy Seafood Group ASA	522,276	4,103
*	Adevinta ASA	539,108	4,100
	Aker ASA Class A	48,521	3,768
	Schibsted ASA Class B	197,379	3,551

		Shares	Market Value ($000)
	Borregaard ASA	197,404	3,543
	TGS ASA	230,814	3,426
	SpareBank 1 SMN	263,340	3,377
	Schibsted ASA Class A	148,292	2,787
[1]	Scatec ASA	232,897	2,781
*,1	Crayon Group Holding ASA	160,477	2,573
*	Frontline Ltd.	251,145	2,392
*,1	AutoStore Holdings Ltd.	1,184,836	2,206
	Veidekke ASA	212,466	2,197
	Austevoll Seafood ASA	176,912	2,179
[1]	Elkem ASA	518,582	2,125
	Atea ASA	163,139	1,992
	Grieg Seafood ASA	113,650	1,745
	MPC Container Ships ASA	675,212	1,647
	Bonheur ASA	40,809	1,634
	DNO ASA	1,088,054	1,565
*	Kahoot! ASA	637,795	1,529
*	Aker Carbon Capture ASA	675,438	1,522
[1]	Entra ASA	107,567	1,515
	Wallenius Wilhelmsen ASA	209,960	1,407
[1]	BW LPG Ltd.	167,185	1,375
	Stolt-Nielsen Ltd.	48,952	1,043
*	Hexagon Composites ASA	240,325	807
*	Norway Royal Salmon ASA	30,443	784
	Sparebank 1 Oestlandet	62,717	775
	Arendals Fossekompani A/S	23,806	764
	BW Offshore Ltd.	189,222	533
*	Aker Horizons Holding ASA	268,016	498
*	BW Energy Ltd.	148,648	423
*	Borr Drilling Ltd.	1,518	5
			349,310
Poland (0.4%)
	Polski Koncern Naftowy ORLEN SA	620,888	10,142
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,711,097	9,684
*,1	Dino Polska SA	95,623	7,477
	Powszechny Zaklad Ubezpieczen SA	1,123,424	7,359
	KGHM Polska Miedz SA	273,531	6,857
*	Polskie Gornictwo Naftowe i Gazownictwo SA	3,422,787	5,115
	Bank Polska Kasa Opieki SA	312,514	4,950
	LPP SA	2,174	4,658
*,1	Allegro.eu SA	774,137	4,210
[3]	Grupa Lotos SA	193,278	3,305
*	PGE Polska Grupa Energetyczna SA	1,446,723	3,235
	Santander Bank Polska SA	58,566	2,974
	CD Projekt SA	131,242	2,581
	Cyfrowy Polsat SA	544,474	2,347
	KRUK SA	36,080	2,066
	Asseco Poland SA	110,777	1,726
	Orange Polska SA	1,274,046	1,653
*,1	Pepco Group NV	215,322	1,577
*	Tauron Polska Energia SA	1,863,289	1,315
*	mBank SA	25,087	1,200
*	Jastrzebska Spolka Weglowa SA	105,702	1,152
*	Alior Bank SA	187,789	1,017
*	Bank Millennium SA	1,264,959	1,010
*	Grupa Azoty SA	99,806	929
*	Enea SA	453,781	927
	Bank Handlowy w Warszawie SA	69,801	886

		Shares	Market Value ($000)
*,2	CCC SA	82,693	779
*	AmRest Holdings SE	152,914	618
	Kernel Holding SA	95,996	539
	Ciech SA	57,445	492
	Warsaw Stock Exchange	56,564	431
			93,211
Portugal (0.4%)
	EDP - Energias de Portugal SA	5,672,308	28,696
	Jeronimo Martins SGPS SA	551,856	12,774
	EDP Renovaveis SA	481,717	12,529
	Galp Energia SGPS SA	1,029,597	10,868
	Banco Comercial Portugues SA Class R	15,876,429	2,356
	REN - Redes Energeticas Nacionais SGPS SA	774,626	2,190
	Navigator Co. SA	500,292	2,065
	Sonae SGPS SA	1,748,520	1,989
	NOS SGPS SA	392,960	1,484
	CTT-Correios de Portugal SA	317,789	1,087
	Altri SGPS SA	154,537	912
*	Greenvolt-Energias Renovaveis SA	88,718	801
	Corticeira Amorim SGPS SA	71,602	762
	Semapa-Sociedade de Investimento e Gestao	32,662	478
			78,991
Spain (3.6%)
	Iberdrola SA (XMAD)	11,917,110	127,257
	Banco Santander SA	33,737,358	84,407
	Banco Bilbao Vizcaya Argentaria SA	13,121,128	59,461
[1]	Cellnex Telecom SA	1,217,501	54,458
	Industria de Diseno Textil SA	2,106,713	51,166
*	Amadeus IT Group SA	853,280	49,755
	Telefonica SA	10,334,591	46,130
	Repsol SA	2,577,081	32,106
	CaixaBank SA	8,841,384	26,548
	Ferrovial SA	962,043	25,762
*,1	Aena SME SA	141,261	17,868
	Red Electrica Corp. SA	865,795	17,022
	Endesa SA	635,466	11,648
	ACS Actividades de Construccion y Servicios SA	453,378	10,898
	Grifols SA	680,348	9,927
	Enagas SA	498,705	9,844
	Acciona SA	46,074	9,481
	Naturgy Energy Group SA	288,366	8,458
*	Siemens Gamesa Renewable Energy SA	448,721	8,256
	Banco de Sabadell SA	11,268,957	7,215
	Merlin Properties Socimi SA	669,632	7,182
	Bankinter SA	1,364,494	6,718
	Corp. ACCIONA Energias Renovables SA	114,975	5,039
	Viscofan SA	78,480	4,571
	Inmobiliaria Colonial Socimi SA	673,265	4,461
	Grifols SA Preference Shares	480,446	4,329
	Fluidra SA	224,507	4,196
	Acerinox SA	422,580	4,123
	Iberdrola SA	332,483	3,544
	Mapfre SA	1,951,972	3,153
	Grupo Catalana Occidente SA	101,818	3,036
*	Solaria Energia y Medio Ambiente SA	120,174	2,771
	CIE Automotive SA	100,633	2,647
	Faes Farma SA	597,993	2,550

		Shares	Market Value ($000)
	Cia de Distribucion Integral Logista Holdings SA	123,099	2,537
	Ebro Foods SA	150,092	2,498
	Laboratorios Farmaceuticos Rovi SA	43,320	2,268
	Indra Sistemas SA	240,490	2,200
[1]	Unicaja Banco SA	2,419,622	2,093
	Applus Services SA	279,900	2,037
	Sacyr SA (XMAD)	785,274	1,796
	Pharma Mar SA	26,343	1,623
	Corp. Financiera Alba SA	29,458	1,554
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,333,819	1,480
	Almirall SA	145,125	1,401
*	Melia Hotels International SA	206,719	1,304
[1]	Gestamp Automocion SA	327,685	1,261
	Construcciones y Auxiliar de Ferrocarriles SA	37,629	1,114
[1]	Global Dominion Access SA	238,585	959
	Prosegur Cia de Seguridad SA	514,147	917
	Ence Energia y Celulosa SA	269,323	892
	Fomento de Construcciones y Contratas SA	87,991	872
[1]	Neinor Homes SA	80,658	868
[1]	Aedas Homes SA	37,947	650
	Lar Espana Real Estate Socimi SA	127,382	623
[1]	Prosegur Cash SA	821,172	598
*	Mediaset Espana Comunicacion SA	154,674	538
	Atresmedia Corp. de Medios de Comunicacion SA	167,833	516
*,2	Tecnicas Reunidas SA	67,317	447
*	Distribuidora Internacional de Alimentacion SA	30,342,728	408
*	NH Hotel Group SA (XMAD)	51,716	182
			759,623
Sweden (5.8%)
	Investor AB Class B	3,913,660	73,036
	Atlas Copco AB Class A	5,111,455	59,750
	Volvo AB Class B	3,036,016	54,509
	Telefonaktiebolaget LM Ericsson Class B	6,052,378	46,036
	Hexagon AB Class B	3,759,287	44,264
	Assa Abloy AB Class B	1,840,230	43,477
	Sandvik AB	2,160,250	39,805
	Swedish Match AB	3,052,872	31,959
	Essity AB Class B	1,223,186	31,136
[1]	Evolution AB	320,862	31,134
	Atlas Copco AB Class B	2,982,804	30,984
	Skandinaviska Enskilda Banken AB Class A	2,849,677	30,872
	Swedbank AB Class A	2,017,608	27,944
	Svenska Handelsbanken AB Class A	2,981,483	26,809
	Nibe Industrier AB Class B	2,405,721	24,236
	H & M Hennes & Mauritz AB Class B	1,758,143	22,495
	Epiroc AB Class A	1,263,882	22,348
	Telia Co. AB	5,152,390	19,035
	Alfa Laval AB	629,304	18,817
	Boliden AB	549,486	18,363
	Svenska Cellulosa AB SCA Class B	1,216,954	17,791
	Investor AB Class A	830,647	17,078
	EQT AB	569,397	15,455
	Indutrade AB	563,107	13,235
	SKF AB Class B	777,194	13,080
	Industrivarden AB Class A	484,307	12,637
	Tele2 AB Class B	1,105,543	12,629
	Skanska AB Class B	718,467	12,257
	Trelleborg AB Class B	486,468	11,953

		Shares	Market Value ($000)
	Epiroc AB Class B	743,477	11,809
	Getinge AB Class B	446,981	10,087
	Sagax AB Class B	345,841	8,913
	Lifco AB Class B	453,357	8,825
*	Kinnevik AB Class B	479,869	8,643
	Castellum AB	515,558	8,265
*	Volvo Car AB Class B	1,092,616	8,135
	Industrivarden AB Class C	310,332	8,007
	Holmen AB Class B	192,549	7,912
*	Swedish Orphan Biovitrum AB	353,252	7,758
	Beijer Ref AB Class B	486,816	7,722
*	Fastighets AB Balder Class B	1,205,507	7,701
	Volvo AB Class A	404,356	7,535
	Investment AB Latour Class B	284,969	7,090
	L E Lundbergforetagen AB Class B	146,897	6,972
	Axfood AB	216,670	6,879
	Husqvarna AB Class B	849,515	6,770
	Saab AB Class B	183,384	6,634
	AddTech AB Class B	378,298	6,476
	Electrolux AB Class B	446,210	6,436
	SSAB AB Class B	1,393,028	6,391
	Securitas AB Class B	619,420	6,264
	AAK AB	351,340	6,141
[1]	Thule Group AB	208,869	6,064
	BillerudKorsnas AB	420,378	5,422
	Hexpol AB	501,400	5,230
	Elekta AB Class B	724,009	5,229
	Fabege AB	508,577	5,220
*	Sectra AB Class B	261,344	4,798
	Hexatronic Group AB	395,129	4,793
	Avanza Bank Holding AB	247,257	4,771
	Nordnet AB publ	342,338	4,598
	Wihlborgs Fastigheter AB	537,279	4,581
*	Nordic Entertainment Group AB Class B	152,834	4,538
	Sweco AB Class B	403,990	4,506
[1]	Dometic Group AB	647,012	4,388
	Vitrolife AB	131,282	4,283
	Loomis AB Class B	147,778	4,167
[1]	Bravida Holding AB	399,178	4,043
	Samhallsbyggnadsbolaget i Norden AB	2,014,609	3,738
	AddLife AB Class B	216,721	3,734
	Storskogen Group AB Class B	2,793,729	3,716
	Nyfosa AB	365,257	3,410
	Wallenstam AB Class B	664,503	3,387
	Intrum AB	152,688	3,261
*,1	Sinch AB	1,192,539	3,024
	AFRY AB	190,226	2,905
	Hufvudstaden AB Class A	208,638	2,880
	Bure Equity AB	107,037	2,849
	Electrolux Professional AB Class B	464,467	2,840
	Biotage AB	128,800	2,833
	Catena AB	61,349	2,811
	Peab AB Class B	388,070	2,648
	HMS Networks AB	54,725	2,609
*	Pandox AB Class B	173,517	2,545
	JM AB	135,821	2,521
	AddNode Group AB	236,867	2,467
*	Truecaller AB Class B	312,274	2,449

		Shares	Market Value ($000)
	Instalco AB	489,399	2,423
	Arjo AB Class B	439,332	2,413
	Lindab International AB	134,218	2,349
*	Stillfront Group AB	895,058	2,345
	Mips AB	42,824	2,291
	Vitec Software Group AB Class B	47,668	2,198
	Modern Times Group MTG AB Shares B	212,023	2,195
	Nolato AB Class B	362,587	2,182
	Mycronic AB	141,150	2,076
	Bilia AB Class A	144,472	2,041
	NCC AB Class B	194,172	2,017
	SSAB AB Class A	413,079	1,999
	Ratos AB Class B	391,936	1,963
	Granges AB	206,985	1,919
	Hemnet Group AB	121,344	1,839
	Corem Property Group AB Class B	1,357,845	1,826
	Medicover AB Class B	118,827	1,791
	Beijer Alma AB	86,956	1,746
	Bufab AB	57,757	1,743
	Cibus Nordic Real Estate AB	96,578	1,731
	Betsson AB Class B	238,911	1,652
*	Cint Group AB	229,578	1,620
*	Sdiptech AB Class B	58,036	1,618
[1]	Munters Group AB	215,479	1,607
	Concentric AB	72,909	1,562
	NP3 Fastigheter AB	56,481	1,412
	Troax Group AB	65,521	1,393
	Dios Fastigheter AB	174,215	1,377
	Atrium Ljungberg AB Class B	86,823	1,291
	SkiStar AB	82,746	1,285
*,1	Scandic Hotels Group AB	282,105	1,155
	INVISIO AB	68,475	1,118
	Mekonomen AB	90,017	1,058
	Platzer Fastigheter Holding AB Class B	117,365	1,006
*,1,2	Boozt AB	133,938	944
	Telefonaktiebolaget LM Ericsson Class A	111,364	915
	Cloetta AB Class B	444,842	890
	Clas Ohlson AB Class B	77,401	878
	Systemair AB	144,427	874
*	Camurus AB	38,188	868
*	Cary Group AB	132,919	832
	Fagerhult AB	145,243	790
	Nobia AB	260,946	758
*	Hansa Biopharma AB	92,879	746
	Svenska Handelsbanken AB Class B	68,836	715
	Bonava AB Class B	186,312	698
[1]	Resurs Holding AB	295,569	690
	Investment AB Oresund	62,823	689
	Corem Property Group AB Preference Shares	23,316	650
	Volati AB	45,819	648
	Sagax AB Class D	222,835	645
*	BHG Group AB	178,441	610
	Skandinaviska Enskilda Banken AB Class C	46,679	577
*	Collector AB	165,924	577
*	Kinnevik AB Class A	31,547	572
*,1	Attendo AB	227,971	555
*	VNV Global AB	195,569	552
	Samhallsbyggnadsbolaget i Norden AB Class D	278,624	535

		Shares	Market Value ($000)
	Lundin Energy AB	386,260	477
	Svenska Cellulosa AB SCA Class A	17,330	256
*,2	BICO Group AB Class B	60,483	240
	NCC AB Class A	8,396	96
	Husqvarna AB Class A	10,863	89
			1,212,354
Switzerland (15.1%)
	Nestle SA (Registered)	5,540,390	678,849
	Roche Holding AG	1,429,572	474,624
	Novartis AG (Registered)	4,167,246	358,090
	Zurich Insurance Group AG	297,683	129,947
	Cie Financiere Richemont SA Class A (Registered)	1,024,942	123,585
	UBS Group AG (Registered)	6,309,627	103,101
	ABB Ltd. (Registered)	3,239,341	98,475
	Lonza Group AG (Registered)	148,553	90,283
	Sika AG (Registered)	306,777	75,801
	Alcon Inc.	923,615	72,692
	Givaudan SA (Registered)	18,510	64,703
	Holcim Ltd.	1,093,422	51,269
	Partners Group Holding AG	45,004	49,133
	Swiss Re AG	579,113	43,455
	Sonova Holding AG (Registered)	105,300	37,927
	Geberit AG (Registered)	69,589	36,651
	Swiss Life Holding AG (Registered)	62,301	33,003
	Credit Suisse Group AG (Registered)	5,126,456	29,818
	Straumann Holding AG	214,006	28,944
	SGS SA (Registered)	11,832	28,876
	Swisscom AG (Registered)	50,922	27,530
	Kuehne + Nagel International AG (Registered)	100,596	27,093
	Chocoladefabriken Lindt & Spruengli AG (Registered)	212	24,448
	Julius Baer Group Ltd.	430,160	22,244
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,003	22,150
	SIG Combibloc Group AG	673,398	17,568
	Vifor Pharma AG (XSWX)	98,676	17,278
	Swatch Group AG (Bearer)	63,483	16,900
	Logitech International SA (Registered)	290,717	16,356
	Schindler Holding AG Ptg. Ctf.	81,039	15,840
	Barry Callebaut AG (Registered)	7,131	15,800
	Roche Holding AG (Bearer)	36,987	15,078
[1]	VAT Group AG	51,473	14,987
	Baloise Holding AG (Registered)	89,712	14,294
	Swiss Prime Site AG (Registered)	152,577	13,894
	EMS-Chemie Holding AG (Registered)	14,189	11,267
	Adecco Group AG (Registered)	317,276	11,177
	PSP Swiss Property AG (Registered)	86,166	10,305
	Georg Fischer AG	165,079	10,089
	Temenos AG (Registered)	120,935	9,599
	Tecan Group AG (Registered)	25,171	8,939
*	Clariant AG (Registered)	454,352	8,513
	Helvetia Holding AG (Registered)	69,251	7,917
	Schindler Holding AG (Registered)	41,038	7,793
[1]	Galenica AG	96,444	7,636
	Belimo Holding AG (Registered)	18,505	7,597
*	Flughafen Zurich AG (Registered)	38,229	6,357
	Siegfried Holding AG (Registered)	8,136	6,021
	DKSH Holding AG	72,303	5,943
	Banque Cantonale Vaudoise (Registered)	57,371	5,342
	Bucher Industries AG (Registered)	13,090	5,026

		Shares	Market Value ($000)
	Allreal Holding AG (Registered)	29,267	4,842
*	Dufry AG (Registered)	123,633	4,655
	Cembra Money Bank AG	58,159	4,228
	BKW AG	36,216	4,120
*	ams AG	497,945	4,110
	Bachem Holding AG Class B	60,695	4,093
	Emmi AG (Registered)	3,856	3,837
	SFS Group AG	33,666	3,701
	Mobimo Holding AG (Registered)	14,293	3,680
	Daetwyler Holding AG (Bearer)	14,790	3,605
	Vontobel Holding AG (Registered)	53,906	3,546
	Stadler Rail AG	106,208	3,440
	Inficon Holding AG (Registered)	3,838	3,203
	Landis+Gyr Group AG	47,951	3,165
	Huber + Suhner AG (Registered)	34,635	3,119
*	Meyer Burger Technology AG	5,223,328	3,106
	Softwareone Holding AG	217,972	2,967
	Interroll Holding AG (Registered)	1,124	2,966
	Swatch Group AG (Registered)	58,757	2,934
	dormakaba Holding AG	6,127	2,919
*,2	Idorsia Ltd.	235,847	2,884
	OC Oerlikon Corp. AG (Registered)	372,360	2,882
	Valiant Holding AG (Registered)	30,920	2,785
	Burckhardt Compression Holding AG	6,115	2,763
	Comet Holding AG (Registered)	14,774	2,725
	St. Galler Kantonalbank AG (Registered)	5,416	2,580
*,1	Sensirion Holding AG	21,232	2,464
	Forbo Holding AG (Registered)	1,805	2,424
	Sulzer AG (Registered)	33,694	2,259
	Kardex Holding AG (Registered)	11,233	2,253
*	Dottikon Es Holding AG (Registered)	9,046	2,223
	Swissquote Group Holding SA (Registered)	18,116	2,202
	VZ Holding AG	26,059	2,131
	Schweiter Technologies AG (Bearer)	1,835	2,082
*	Aryzta AG	1,777,502	2,031
	Valora Holding AG (Registered)	7,384	2,018
	Komax Holding AG (Registered)	7,117	1,931
	LEM Holding SA (Registered)	971	1,929
	Bystronic AG	2,477	1,833
	Intershop Holding AG	2,284	1,536
	u-blox Holding AG	12,951	1,516
[1]	PolyPeptide Group AG	28,846	1,369
[1]	Medacta Group SA	12,888	1,276
	SKAN Group AG	22,544	1,276
	Bobst Group SA (Registered)	15,447	1,274
	EFG International AG	163,303	1,272
	Leonteq AG	20,678	1,233
	Arbonia AG	84,129	1,196
[2]	Vifor Pharma AG	6,667	1,194
*,2	Basilea Pharmaceutica AG (Registered)	25,544	1,184
	Zehnder Group AG	18,113	1,170
*	Zur Rose Group AG	16,390	1,170
	Bossard Holding AG (Registered) Class A	5,242	1,168
[1]	Medmix AG	50,076	1,135
	Bell Food Group AG (Registered)	4,158	1,113
[2]	COSMO Pharmaceuticals NV	20,621	1,106
	Vetropack Holding AG Class A (Registered)	27,565	1,095
	Ypsomed Holding AG (Registered)	7,673	1,089

		Shares	Market Value ($000)
	ALSO Holding AG (Registered)	5,310	984
*,1	Montana Aerospace AG	47,417	945
*,1	Medartis Holding AG	8,635	769
*	Implenia AG (Registered)	28,902	764
	Autoneum Holding AG	6,187	717
	Hiag Immobilien Holding AG	7,602	684
	Rieter Holding AG (Registered)	5,938	674
	Ascom Holding AG (Registered)	71,680	559
	VP Bank AG Class A	5,715	498
*	Swiss Steel Holding AG	1,640,023	462
	APG SGA SA	2,162	413
*	Aryzta AG (XSWX)	24,200	28
			3,167,711
United Kingdom (25.8%)
	AstraZeneca plc	3,109,312	409,003
	Shell plc (XLON)	13,873,225	370,087
	HSBC Holdings plc	40,378,897	252,932
	Diageo plc	4,524,143	214,317
	BP plc	38,355,380	187,721
	British American Tobacco plc	4,540,137	177,899
	GSK plc	8,018,083	168,462
	Glencore plc	26,254,084	148,800
	Rio Tinto plc	2,182,579	131,761
	Unilever plc	2,568,823	125,156
	Unilever plc (XLON)	2,522,617	122,859
	RELX plc	3,719,072	110,120
	Reckitt Benckiser Group plc	1,274,013	103,341
	National Grid plc	7,310,726	100,666
	Anglo American plc	2,421,130	87,511
	Compass Group plc	3,576,957	83,831
	Vodafone Group plc	56,696,049	83,551
	Lloyds Banking Group plc	139,464,880	77,216
	London Stock Exchange Group plc	734,504	71,682
	Prudential plc (XLON)	5,515,503	68,030
	Experian plc	1,845,146	64,603
	Barclays plc	33,533,283	64,235
	BAE Systems plc	6,327,642	59,472
	CRH plc (XDUB)	1,534,042	58,847
	Ferguson plc	432,949	54,464
	Ashtead Group plc	885,507	49,845
	Tesco plc	15,085,142	48,380
	SSE plc	2,142,806	46,281
	Imperial Brands plc	1,897,650	41,665
	Legal & General Group plc	11,901,580	38,008
*	Haleon plc	10,022,608	35,616
*	Flutter Entertainment plc (XDUB)	352,811	35,463
	Standard Chartered plc	4,897,652	33,758
	Natwest Group plc	10,991,607	33,384
	Segro plc	2,409,866	32,239
	Shell plc	1,191,185	31,746
	3i Group plc	1,911,327	29,698
	Aviva plc	5,696,032	27,585
	BT Group plc	13,945,511	27,533
	Bunzl plc	676,409	25,386
	Rentokil Initial plc	3,742,801	24,714
	Croda International plc	270,189	24,709
	WPP plc	2,139,787	23,093
	Smith & Nephew plc	1,750,918	22,449

		Shares	Market Value ($000)
	InterContinental Hotels Group plc	369,144	21,881
	Spirax-Sarco Engineering plc	147,529	21,526
*	Informa plc	2,944,171	21,412
	Halma plc	760,145	21,408
	Next plc	252,010	20,980
	Smurfit Kappa Group plc	522,773	19,006
	Mondi plc (XLON)	971,860	18,443
*	Rolls-Royce Holdings plc	16,805,567	18,367
	United Utilities Group plc	1,368,517	18,183
	Severn Trent plc	502,605	18,070
	Sage Group plc	2,043,104	17,608
	Burberry Group plc	789,292	17,351
	Intertek Group plc	323,902	17,311
*	Entain plc	1,176,052	17,306
	Melrose Industries plc	8,691,849	17,110
	St. James's Place plc	1,077,758	16,189
*	Meggitt plc	1,567,709	15,101
	Persimmon plc	637,505	14,705
	Smiths Group plc	760,291	14,348
[1]	Auto Trader Group plc	1,853,802	14,292
	Associated British Foods plc	697,777	14,252
	Pearson plc	1,497,122	13,856
	M&G plc	5,195,780	13,544
	Rightmove plc	1,676,725	13,108
	Whitbread plc	406,648	12,944
	DCC plc	197,974	12,926
	Land Securities Group plc	1,434,185	12,816
	Kingfisher plc	4,048,213	12,808
*	Centrica plc	11,811,714	12,656
	Barratt Developments plc	2,035,876	12,483
	Electrocomponents plc	944,889	11,929
*	Ocado Group plc	1,148,777	11,810
	Phoenix Group Holdings plc	1,475,055	11,621
	British Land Co. plc	1,855,833	11,159
	Taylor Wimpey plc	7,137,376	11,109
*	Berkeley Group Holdings plc	207,535	10,755
	Weir Group plc	519,870	10,631
	Admiral Group plc	448,718	10,487
	Intermediate Capital Group plc	558,883	10,418
	Coca-Cola HBC AG	403,466	9,930
	Antofagasta plc	695,054	9,890
	B&M European Value Retail SA	1,856,445	9,612
	Dechra Pharmaceuticals plc	210,940	9,493
	Johnson Matthey plc	362,466	9,476
	J Sainsbury plc	3,435,211	9,267
	Howden Joinery Group plc	1,116,225	9,214
	DS Smith plc	2,562,238	9,133
	UNITE Group plc	639,453	9,117
[1]	ConvaTec Group plc	3,240,784	9,037
	Tritax Big Box REIT plc	3,752,619	9,028
	Abrdn plc	4,312,208	8,743
	Man Group plc	2,619,366	8,714
	IMI plc	519,424	8,482
	Spectris plc	221,839	8,438
	Diploma plc	243,621	8,181
	Schroders plc	224,143	8,130
	HomeServe plc	556,119	7,970
	Beazley plc	1,198,042	7,935

		Shares	Market Value ($000)
	Tate & Lyle plc	805,247	7,888
	Hargreaves Lansdown plc	757,759	7,845
	JD Sports Fashion plc	4,934,013	7,837
	IG Group Holdings plc	800,023	7,762
	Inchcape plc	754,196	7,719
	Drax Group plc	803,747	7,710
	Bellway plc	248,677	7,431
	Hiscox Ltd.	672,968	7,328
	Investec plc	1,334,037	7,217
	Endeavour Mining plc	368,224	7,186
	Derwent London plc	203,648	7,110
	Hikma Pharmaceuticals plc	330,976	6,996
	AVEVA Group plc	240,127	6,947
*	Marks & Spencer Group plc	3,918,500	6,793
	ITV plc	7,505,707	6,751
	Direct Line Insurance Group plc	2,657,126	6,668
	Pennon Group plc	531,092	6,501
[1]	Avast plc	1,139,386	6,459
	Games Workshop Group plc	65,679	6,216
	Royal Mail plc	1,757,776	6,075
	Ultra Electronics Holdings plc	141,085	6,025
	Big Yellow Group plc	341,265	5,920
	Safestore Holdings plc	415,523	5,786
	LondonMetric Property plc	1,893,162	5,785
	Britvic plc	541,304	5,687
	Rotork plc	1,739,932	5,521
	Serco Group plc	2,387,247	5,492
	LXI REIT plc	3,029,140	5,487
	Travis Perkins plc	422,890	5,428
*	Wise plc Class A	932,825	5,368
	Grainger plc	1,480,211	5,350
	QinetiQ Group plc	1,143,372	5,325
	Harbour Energy plc	1,180,006	5,277
	Future plc	227,786	5,104
*	Oxford Nanopore Technologies plc	1,297,222	5,067
*,1	Watches of Switzerland Group plc	466,352	5,055
	Greggs plc	200,471	4,998
	Vistry Group plc	443,098	4,995
*	SSP Group plc	1,587,334	4,936
	Computacenter plc	155,120	4,917
	Assura plc	5,827,627	4,884
	OSB Group plc	753,885	4,843
*	Indivior plc	1,231,262	4,822
	Hays plc	3,069,329	4,789
*	Mediclinic International plc	796,650	4,714
	Primary Health Properties plc	2,603,174	4,683
	Genus plc	133,519	4,624
	Grafton Group plc	433,896	4,488
*	WH Smith plc	253,064	4,467
*,1	Trainline plc	908,222	4,397
	Cranswick plc	107,203	4,371
	Virgin Money UK plc	2,499,357	4,359
	Balfour Beatty plc	1,259,123	4,309
	Softcat plc	246,554	4,206
[1]	Airtel Africa plc	2,162,452	4,180
	Close Brothers Group plc	306,477	4,143
	Spirent Communications plc	1,202,300	4,136
*	TUI AG	2,429,051	3,925

		Shares	Market Value ($000)
	Savills plc	268,395	3,913
	Great Portland Estates plc	516,709	3,911
	Victrex plc	164,375	3,872
	Plus500 Ltd.	190,562	3,868
*	Frasers Group plc	351,850	3,850
*	Energean plc	274,145	3,847
	Pets at Home Group plc	958,127	3,844
	Euromoney Institutional Investor plc	209,379	3,707
	Brewin Dolphin Holdings plc	591,110	3,695
*	easyJet plc	753,425	3,680
	Renishaw plc	69,304	3,679
	Dr. Martens plc	1,147,680	3,644
	Telecom Plus plc	131,514	3,615
*	Playtech plc	601,937	3,607
*,1	Countryside Partnerships plc	1,004,743	3,561
[1]	Quilter plc	2,712,662	3,476
*	Sanne Group plc	307,939	3,451
	Pagegroup plc	619,432	3,448
	Shaftesbury plc	550,825	3,380
*	IWG plc	1,420,723	3,332
	Redrow plc	465,047	3,288
	Fresnillo plc	363,425	3,267
	Paragon Banking Group plc	494,600	3,229
*	International Consolidated Airlines Group SA	2,201,765	3,202
*	Darktrace plc	685,326	3,147
	Domino's Pizza Group plc	875,685	3,052
*	Ascential plc	853,078	3,050
	Oxford Instruments plc	107,837	2,993
*,1	Deliveroo plc Class A	2,606,333	2,885
	Marshalls plc	466,047	2,814
	Rathbones Group plc	125,652	2,774
[2]	Hammerson plc	8,846,210	2,701
	Bodycote plc	368,965	2,699
	Capital & Counties Properties plc	1,472,328	2,667
*	Helios Towers plc	1,513,314	2,661
	Mitie Group plc	2,772,661	2,649
	Lancashire Holdings Ltd.	483,249	2,633
*	John Wood Group plc	1,373,497	2,633
	Moneysupermarket.com Group plc	1,025,884	2,554
	Coats Group plc	2,815,198	2,546
*	Carnival plc	315,362	2,543
	Hill & Smith Holdings plc	157,826	2,537
	Sirius Real Estate Ltd.	2,146,905	2,499
*	National Express Group plc	1,091,332	2,445
	Firstgroup plc	1,488,213	2,431
[1]	JTC plc	266,894	2,427
	Genuit Group plc	461,818	2,392
	Ashmore Group plc	906,143	2,388
	Dunelm Group plc	228,883	2,380
	Chemring Group plc	552,026	2,336
*,1	Network International Holdings plc	940,901	2,320
	TP ICAP Group plc	1,547,436	2,246
	Redde Northgate plc	495,128	2,218
	AJ Bell plc	571,253	2,198
	Morgan Advanced Materials plc	563,678	2,194
	Bytes Technology Group plc (XLON)	396,876	2,190
	Centamin plc	2,131,335	2,155
*	Auction Technology Group plc	175,694	2,139

		Shares	Market Value ($000)
	Workspace Group plc	294,044	2,113
	Clarkson plc	50,217	2,112
*	Babcock International Group plc	501,944	2,099
	IP Group plc	1,986,033	2,092
	Synthomer plc	730,685	2,084
	Ninety One plc	818,695	2,039
	Premier Foods plc	1,421,125	2,018
	Morgan Sindall Group plc	79,872	1,980
	Volution Group plc	377,696	1,932
[1]	Ibstock plc	768,605	1,927
[1]	Biffa plc	434,057	1,925
	Micro Focus International plc	549,263	1,913
	FDM Group Holdings plc	169,047	1,907
	IntegraFin Holdings plc	571,344	1,906
	Hilton Food Group plc	141,362	1,905
*	C&C Group plc	787,936	1,904
	Vesuvius plc	423,726	1,856
	Kainos Group plc	110,505	1,842
*	Molten Ventures plc	310,031	1,808
	Essentra plc	596,895	1,802
*	Tullow Oil plc	2,844,264	1,785
	Just Group plc	2,036,558	1,774
*	Capricorn Energy plc	644,338	1,728
[1]	Petershill Partners plc	591,030	1,686
	Crest Nicholson Holdings plc	488,427	1,642
	Currys plc	2,001,026	1,636
*	S4 Capital plc	1,049,487	1,623
[1]	Bridgepoint Group plc (Registered)	517,282	1,616
*,1	Spire Healthcare Group plc	556,025	1,614
	Liontrust Asset Management plc	126,698	1,610
	NCC Group plc	575,808	1,573
*	THG plc Class B	1,884,020	1,571
	Rhi Magnesita NV	55,399	1,527
*	Elementis plc	1,126,938	1,501
*	Senior plc	834,849	1,476
	Bank of Georgia Group plc	76,881	1,414
	BMO Commercial Property Trust Ltd.	953,026	1,392
[1]	TI Fluid Systems plc Class B	645,022	1,373
*,1	Wizz Air Holdings plc	49,997	1,358
	UK Commercial Property REIT Ltd.	1,445,568	1,357
	Keller Group plc	139,006	1,351
*	Moonpig Group plc	517,205	1,318
	Jupiter Fund Management plc	856,765	1,315
	Greencore Group plc	1,024,665	1,257
	Picton Property Income Ltd.	1,086,954	1,224
*	Petrofac Ltd. (XLON)	869,365	1,223
	TBC Bank Group plc	72,524	1,221
	Provident Financial plc	504,642	1,193
*	Capita plc	3,381,066	1,187
	888 Holdings plc	656,082	1,181
*	J D Wetherspoon plc	168,518	1,151
	XP Power Ltd.	30,548	1,134
[1]	ContourGlobal plc	351,901	1,102
	AG Barr plc	160,159	1,056
*	Mitchells & Butlers plc	497,218	1,050
	Ferrexpo plc	576,886	1,046
	Helical plc	201,682	961
	PZ Cussons plc	369,589	948

		Shares	Market Value ($000)
	Halfords Group plc	438,299	917
*	Restaurant Group plc	1,444,832	896
	Wickes Group plc	526,763	875
*	Oxford Biomedica plc	145,744	856
*,1,2	Aston Martin Lagonda Global Holdings plc	134,886	793
	Devro plc	342,458	771
	CLS Holdings plc	304,605	753
	Avon Protection plc	57,249	742
*	PureTech Health plc	310,689	742
*	Marston's plc	1,239,879	722
*	Alphawave IP Group plc	424,200	693
[1]	CMC Markets plc	218,466	685
*,1	Trustpilot Group plc	661,086	622
	Hochschild Mining plc	625,124	617
*	SIG plc	1,323,749	589
*,2	Cineworld Group plc	1,969,544	556
*	Rank Group plc	415,865	457
	Micro Focus International plc ADR	122,776	421
[1]	Alfa Financial Software Holdings plc	184,273	337
[1]	Bakkavor Group plc	303,490	324
*,2	AO World plc	560,976	297
*,1	Funding Circle Holdings plc	311,432	141
*,2,3	Intu Properties plc	1,544,041	—
[3]	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			5,398,125
Total Common Stocks (Cost $25,358,484)			20,772,152
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 1.903% (Cost $56,643)	566,599	56,637
Total Investments (99.5%) (Cost $25,415,127)			20,828,789
Other Assets and Liabilities—Net (0.5%)			110,796
Net Assets (100%)			20,939,585
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $664,866,000, representing 3.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,913,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $35,577,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2022	1,233	46,652	2,426
FTSE 100 Index	September 2022	426	38,273	993
MSCI Europe Index	September 2022	3,601	100,751	6,372
				9,791

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	9/21/22	DKK	8,931	USD	1,239	—	(8)
State Street Bank & Trust Co.	9/21/22	EUR	36,305	USD	39,211	—	(1,968)
Morgan Stanley Capital Services Inc.	9/21/22	EUR	36,072	USD	38,923	—	(1,920)
Toronto-Dominion Bank	9/21/22	EUR	36,072	USD	38,851	—	(1,848)
Royal Bank of Canada	9/21/22	EUR	4,441	USD	4,582	—	(27)
Standard Chartered Bank	9/21/22	EUR	3,870	USD	3,956	13	—
State Street Bank & Trust Co.	9/21/22	GBP	10,451	USD	13,019	—	(277)
Standard Chartered Bank	9/21/22	GBP	7,021	USD	8,845	—	(285)
Morgan Stanley Capital Services Inc.	9/21/22	GBP	3,858	USD	4,699	5	—
HSBC Bank plc	9/21/22	GBP	3,803	USD	4,550	87	—
Royal Bank of Canada	9/21/22	GBP	2,844	USD	3,408	60	—
UBS AG	9/21/22	SEK	38,447	USD	3,727	65	—
Morgan Stanley Capital Services Inc.	9/21/22	SEK	26,941	USD	2,553	104	—
UBS AG	9/21/22	USD	33,286	CHF	32,270	—	(754)
HSBC Bank plc	9/21/22	USD	30,878	CHF	29,957	—	(722)
Bank of America, N.A.	9/21/22	USD	8,793	DKK	60,527	452	—
BNP Paribas	9/21/22	USD	15,124	EUR	14,270	486	—
State Street Bank & Trust Co.	9/21/22	USD	6,915	EUR	6,827	—	(88)
Barclays Bank plc	9/21/22	USD	3,864	EUR	3,806	—	(40)
State Street Bank & Trust Co.	9/21/22	USD	3,967	EUR	3,684	188	—
HSBC Bank plc	9/21/22	USD	11,677	GBP	9,498	96	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	4,372	GBP	3,495	111	—
Deutsche Bank AG	9/21/22	USD	2,878	NOK	27,126	68	—
Bank of America, N.A.	9/21/22	USD	6,073	SEK	59,006	253	—
Morgan Stanley Capital Services Inc.	9/21/22	USD	5,049	SEK	51,201	—	(1)
						1,988	(7,938)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.

At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,631,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	421	20,768,072	3,659	20,772,152
Temporary Cash Investments	56,637	—	—	56,637
Total	57,058	20,768,072	3,659	20,828,789
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,791	—	—	9,791
Forward Currency Contracts	—	1,988	—	1,988
Total	9,791	1,988	—	11,779
Liabilities
Forward Currency Contracts	—	7,938	—	7,938
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.